Average Annual Total Returns - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 29, 2024
VIP International Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.16%
Past 5 years	7.17%
Since Inception	3.38%	[1]
VIP International Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	15.88%
Past 5 years	6.89%
Since Inception	3.13%	[2]
VIP International Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.04%
Since Inception	4.89%	[3]
IXYSU
Average Annual Return:
Past 1 year	16.67%
Past 5 years	7.59%
Since Inception	3.82%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .